Share-based payments - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Share-based payment arrangements [Abstract]
Weighted average stock price valuation (CAD per share)	$ 37.19	$ 59.19
Weighted average exercise price (CAD per share)	$ 37.19	$ 59.19
Risk-free interest rate (as a percent)	0.32%	1.50%
Expected life in years	5	5
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	40.00%	40.00%
Weighted average fair value of options issued (CAD per share)	$ 9.90	$ 18.11